Dividends (Tables)	12 Months Ended
Dec. 31, 2018
Dividends
Schedule of cash dividends on ordinary shares declared and paid

	Year ended December 31,
	2018	2017	2016
	$'m	$'m	$'m
Cash dividends on common shares declared and paid:
Interim dividend for 2018: $0.14 per share (2017: $0.33 per share)	(33)	(67)	—
Interim dividend for 2018: $0.14 per share (2017: $0.14 per share)	(33)	(33)	—
Interim dividend for 2018: $0.14 per share (2017: $0.14 per share)	(33)	(32)	(304)
Interim dividend for 2018: $0.14 per share (2017: $0.14 per share)	(33)	(33)	—
	(132)	(165)	(304)